Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium Reserve	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests [Member]	Total
Balance at beginning of period at Dec. 31, 2014	€ 934	€ 123,581	€ 687		€ (15,798)	€ 109,404		€ 109,404
Result for the year					(20,832)	(20,832)		(20,832)
Other comprehensive income				€ 1		1		1
Recognition of share-based payments			1,212			1,212		1,212
Shares options exercised		14				14		14
Balance at end of period at Dec. 31, 2015	934	123,595	1,899	1	(36,630)	89,799		89,799
Result for the year					(39,103)	(39,103)		(39,103)
Other comprehensive income				(16)		(16)		(16)
Recognition of share-based payments			2,454			2,454		2,454
Shares options exercised		2				2		2
Balance at end of period at Dec. 31, 2016	934	123,597	4,353	(15)	(75,733)	53,136		53,136
Result for the year					(43,637)	(43,637)	€ (38)	(43,675)
Other comprehensive income				151		151		151
Recognition of share-based payments			4,024			4,024		4,024
Issue of ordinary shares	343	25,342				25,685		25,685
Issue of treasury shares	180	(180)
Shares options exercised		4				4		4
Balance at end of period at Dec. 31, 2017	€ 1,457	€ 148,763	€ 8,377	€ 136	€ (119,370)	€ 39,363	€ (38)	€ 39,325